Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,	December 31,
	2018	2017

Issued
43,402,434 (2017: 41,496,950) common shares	$212,943	$207,012

Schedule of Changes in Company's Outstanding Stock Options
A summary of changes in the Company’s outstanding stock options is presented below:

		December 31,		December 31,
		2018		2017
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	2,316	$3.06	1,771	$4.64
Granted	1,435	4.54	1,058	3.86
Exercised	(471)	2.29	(261)	3.22
Expired	(120)	5.14	(252)	17.31
Balance, end of year	3,160	$3.77	2,316	$3.06

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information on stock options outstanding and exercisable as at December 31, 2018:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

2.00 to 3.00	0.30	731	2.04	711	$2.04
3.01 to 4.00	1.07	1,025	3.85	683	3.85
4.01 to 5.00	2.01	1,364	4.58	468	4.58
5.01 to 6.00	2.07	40	5.55	13	5.55
		3,160	$3.77	1,875	$3.36

Fair Value Weighted Average Assumptions	The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions: Year ended Year ended December 31, December 31, 2018 2017 Expected stock price volatility (1) 59% 83 % Risk free interest rate 1.76% 0.87 % Expected life 3 years 3 years Expected forfeiture rate 3.34% 4.18 % Expected dividend yield 0% 0 % Share-based payments included in cost of sales $ - $ - Share-based payments included in general and administrative expenses 2,042 1,491 Total share-based payments $ 2,042 $ 1,491 (1) Expected volatility has been based on historical volatility of the Company’s publicly traded shares.
Warrants Issued and Outstanding
The warrants that are issued and outstanding as at December 31, 2018 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
1,074,999	3.12	Oct 2018	Oct 1, 2023
799,065	4.68	Jul 2016	Jun 14, 2021
1,447,426	4.68	Jun 2016	Jun 9, 2021
1,537,355	1.20	Feb 2016	Feb 10, 2019
4,858,845